Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-Current assets
Intangible assets	€ 123,000	€ 96,000	€ 94,000
Property, plant, and equipment	17,808,000	12,482,000	5,581,000
Other non-current financial assets	3,012,000	2,745,000	2,711,000
Total non-current assets	20,942,000	15,323,000	8,387,000
Current assets
Inventories	0	0	0
Customer accounts receivable and related receivables	1,265,000	1,250,000
Other current assets	17,721,000	14,454,000	11,512,000
Cash and cash equivalents	137,880,000	256,473,000	323,381,000
Total current assets	156,865,000	272,177,000	334,893,000
TOTAL ASSETS	177,807,000	287,500,000	343,280,000
Shareholders' equity
Share Capital	2,499,082.20	2,465,000.00	2,421,000.00
Premiums related to the Share Capital	406,709,000	405,882,000	403,910,000
Reserves	(131,592,000)	(50,968,000)	(39,580,000)
Net (loss)	(147,693,000)	(114,531,000)	(44,674,000)
Total shareholders' equity	129,923,000	242,849,000	322,076,000
Non-current liabilities
Long-term financial debt	1,825,000	4,049,000	4,693,000
Non-current provisions	1,260,000	853,000	490,000
Other non-current liabilities	8,869,000	10,746,000
Total non-current liabilities	11,954,000	15,649,000	5,183,000
Current liabilities
Bank overdrafts	0	0	0
Short-term financial debt	2,325,000	591,000	149,000
Current provisions	913,000
Supplier accounts payable	16,941,000	13,720,000	10,034,000
Other current liabilities	15,751,000	14,692,000	5,838,000
Total current liabilities	35,930,000	29,002,000	16,021,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 177,807,000	€ 287,500,000	€ 343,280,000